Income Tax - Additional Information (Detail) - TWD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Income Taxes [line items]
Percentage of tax rate		17.00%	17.00%
Aggregate deductible temporary differences for which no deferred income tax assets recognized	$ 20,060.9	$ 26,536.3
Aggregate taxable temporary differences associated with investments in subsidiaries not recognized as deferred income tax liabilities	$ 112,893.0	$ 95,003.3
Changes in tax rates or tax laws enacted or announced [member]
Disclosure Of Income Taxes [line items]
Percentage of corporate income tax rate	20.00%	17.00%
Percentage of tax rate surtax imposed on unappropriated earnings	5.00%	10.00%